INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (Loss) Before Provision for Income Taxes by Geographic Region	The components of our earnings before income taxes for the last three years consisted of:

($ in millions)	2017	2016	2015
United States	$232	$195	$205
Non-U.S. jurisdictions	8	3	9
	$240	$198	$214

Provision for Income Taxes
Our provision for income taxes for the last three years consisted of:

($ in millions)		2017	2016	2015
Current	– U.S. Federal	$(49)	$(35)	$(45)
	– U.S. State	(7)	(5)	(4)
	– Non-U.S.	(7)	(5)	(7)
		(63)	(45)	(56)

Deferred	– U.S. Federal	44	(30)	(28)
	– U.S. State	(1)	(2)	(5)
	– Non-U.S.	15	1	2
		58	(31)	(31)
		$(5)	$(76)	$(87)

Deferred Tax Assets and Liabilities
The following table presents our deferred tax assets and liabilities, and the tax effect of each type of temporary difference and carry-forward that gave rise to a significant portion of our deferred tax assets and liabilities at December 31, 2017 and December 30, 2016:

($ in millions)	At Year-End 2017	At Year-End 2016
Deferred Tax Assets
Inventory	$25	$25
Reserves	30	39
Long lived intangible assets	16	31
Net operating loss carry-forwards	39	49
Tax credits	39	21
Other, net	44	40
Deferred tax assets	193	205
Less valuation allowance	(44)	(48)
Net deferred tax assets	149	157

Deferred Tax Liabilities
Property and equipment	(16)	(16)
Deferred sales of vacation ownership interests	(210)	(277)
Deferred tax liabilities	(226)	(293)

Total net deferred tax liabilities	$(77)	$(136)

Reconciliation of US Statutory Income Tax Rate to Effective Tax Rate
The following table reconciles the U.S. statutory income tax rate to our effective income tax rate:

	2017	2016	2015
U.S. statutory income tax rate	35.00%	35.00%	35.00%
U.S. state income taxes, net of U.S. federal tax benefit	2.50	2.47	2.64
Permanent differences(1)	(0.58)	1.16	1.61
Impact related to the Tax Cuts and Jobs Act	(27.12)	—	—
Excess tax benefits related to share-based compensation	(2.54)	—	—
Foreign tax rate changes	(2.01)	0.05	0.01
Non-U.S. (loss) income(2)	(2.61)	0.08	(0.57)
Other items(3)	(0.79)	(1.06)	1.14
Change in valuation allowance(4)	0.03	0.78	0.72
Effective rate	1.88%	38.48%	40.55%
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(1)	Attributed to the redemption of the mandatorily redeemable preferred stock of a consolidated subsidiary.

(2)	Attributed to the difference between U.S. and foreign income tax rates and other foreign adjustments.

(3)	Attributed to changes in unrecognized tax benefits and U.S. federal tax incentives.

(4)
Primarily attributed to release of a foreign valuation allowance in 2017. Primarily attributed to the establishment of valuation allowances in foreign jurisdictions for losses that cannot be benefited in the U.S. income tax provision in 2016 and 2015, as discussed above.